Loans and Borrowings - Narrative (Details) - CAD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Apr. 11, 2023	Aug. 25, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.905%
Borrowings, Prime Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.25%
Borrowings, Prime Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.75%
Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 38,100	$ 47,800
Interest expense on borrowings	$ 1,504
Reduction in borrowing capacity		9,700
Loans and borrowings	45,734			$ 0
Tranche A
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			33,700		$ 1,100
Interest expense on borrowings	400
Loans and borrowings	27,100
Tranche B
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			13,000
Interest expense on borrowings	200
Loans and borrowings	10,500
Revolver
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		12,000	$ 8,000
Cash flows from (used in) increase (decrease) in current borrowings	$ 7,500
Reduction in borrowing capacity		$ 4,000